21) Financial assets at fair value through other comprehensive income (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of expected losses of financial assets at FVOCI
Expected loss of financial assets at FVOCI on December 31, 2018			R$ 337,506
New assets originated or purchased/Assets settled or paid	R$ (88,558)	R$ (139,044)
Expected loss of financial assets at FVOCI on December 31, 2019		198,462
Transferred to Stage 1	(306)
Transferred to Stage 2	(1,088)
Transfer from Stage 1	1,088
Transfer from Stage 2	306
Expected loss of financial assets to VJORA on December 31, 2020	109,904
Stage 1 [Member]
Reconciliation of expected losses of financial assets at FVOCI
Expected loss of financial assets at FVOCI on December 31, 2018			14,712
New assets originated or purchased/Assets settled or paid	58,906	25,128
Expected loss of financial assets at FVOCI on December 31, 2019		39,840
Transferred to Stage 1
Transferred to Stage 2	(1,088)
Transfer from Stage 1
Transfer from Stage 2	306
Expected loss of financial assets to VJORA on December 31, 2020	97,964
Stage 2 [Member]
Reconciliation of expected losses of financial assets at FVOCI
Expected loss of financial assets at FVOCI on December 31, 2018			162,061
New assets originated or purchased/Assets settled or paid	(10,305)	(149,362)
Expected loss of financial assets at FVOCI on December 31, 2019		12,699
Transferred to Stage 1	(306)
Transferred to Stage 2
Transfer from Stage 1	1,088
Transfer from Stage 2
Expected loss of financial assets to VJORA on December 31, 2020	3,176
Stage 3 [Member]
Reconciliation of expected losses of financial assets at FVOCI
Expected loss of financial assets at FVOCI on December 31, 2018			R$ 160,733
New assets originated or purchased/Assets settled or paid	(137,159)	(14,810)
Expected loss of financial assets at FVOCI on December 31, 2019		R$ 145,923
Transferred to Stage 1
Transferred to Stage 2
Transfer from Stage 1
Transfer from Stage 2
Expected loss of financial assets to VJORA on December 31, 2020	R$ 8,764